FINANCIAL INSTRUMENTS 1 (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Drawdown of DNB facility	$ 56.5
Amount of DNB facility placed on deposit	14.2
Repayment of DNB facility	$ 56.8
Front Century [Member]
Debt Instrument [Line Items]
Fair value of vessels carried at fair value using level 3 inputs		$ 21.1	$ 25.8
Frontline 2012 [Member]
Debt Instrument [Line Items]
Investment Repurchase Agreement, Description of Investments Subject to Agreement	13460000
Repurchase Agreements, Maturities	six months
Frontline 2012 Ltd [Member]
Debt Instrument [Line Items]
Percentage of market value of forward contract to be held as cash collateral	20.00%